Consolidated Balance Sheets (Parentheticals) - USD ($)	Sep. 30, 2024	Jun. 30, 2024	Sep. 30, 2023	Jun. 30, 2023	Jun. 30, 2022
CONSOLIDATED BALANCE SHEETS
Held to maturity debt securities	$ 421,745	$ 394,081		$ 378,046
Provision for credit losses	$ 1,642,056	$ 1,797,116	$ 2,025,000
Loans allowance				$ 2,158,590	$ 2,195,050
Preferred stock, par value	$ 0.01	$ 0.01		$ 0.01
Preferred stock, shares authorized	5,000,000	5,000,000		5,000,000
Preferred stock, shares issued	0	0		0
Common stock, par value	$ 0.01	$ 0.01		$ 0.01
Common stock, shares authorized	20,000,000	20,000,000		20,000,000
Common stock, shares issued	2,135,412	2,140,412		2,157,497
Common stock, shares outstanding	2,135,412	2,140,412		2,157,497